Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Other tax payables	$ 4,564,615	$ 3,239,430
Accrued expenses	4,665,599	2,106,993
Others	985,186	609,533
Total	10,215,400	$ 5,955,956
Value-added tax payable	$ 4,600,000